Insurance Contracts_The Results Of Liability Adequacy Test(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-life insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	₩ 19,781,616	₩ 18,340,887
Estimated adequate liabilities		9,279,052	10,733,827
Shortfall(surplus)		(10,502,564)	(7,607,060)
General Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	341,439	354,177
Estimated adequate liabilities		279,756	305,682
Shortfall(surplus)		(61,683)	(48,495)
Automobile insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	1,020,861	1,011,000
Estimated adequate liabilities		967,236	964,975
Shortfall(surplus)		(53,625)	(46,025)
Long-term Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	18,419,316	16,975,710
Estimated adequate liabilities		8,032,060	9,463,170
Shortfall(surplus)		(10,387,256)	(7,512,540)
Life insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		6,758,119	6,817,238	₩ 6,713,979
Estimated adequate liabilities		6,188,383	6,048,665	6,227,853
Shortfall(surplus)		(569,736)	(768,573)	(486,126)
Fixed interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		30,563	30,702	31,248
Estimated adequate liabilities		54,569	51,387	51,600
Shortfall(surplus)		24,006	20,685	20,352
Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		133,137	97,093	60,860
Estimated adequate liabilities		87,657	30,822	(19,237)
Shortfall(surplus)		(45,480)	(66,271)	(80,097)
Variable interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		1,087,007	1,136,444	1,136,049
Estimated adequate liabilities		1,087,344	1,115,755	1,120,843
Shortfall(surplus)		337	(20,689)	(15,206)
Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		5,538,893	5,581,698	5,514,847
Estimated adequate liabilities		5,081,544	4,955,777	5,159,996
Shortfall(surplus)		(457,349)	(625,921)	(354,851)
Varibale type
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		(31,481)	(28,699)	(29,025)
Estimated adequate liabilities		(122,731)	(105,076)	(85,349)
Shortfall(surplus)		₩ (91,250)	₩ (76,377)	₩ (56,324)

[1]	Long-term insurance is for premium reserves and unrecognized premium reserves; the premium reserve is the amount deducted from the unearned premiums and insurance contract loans in accordance with Article 6-3 of the Insurance Supervisory Regulation.